SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended				12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2013 IPO [Member]	Nov. 30, 2013 IPO [Member] Shareholders [Member]	Dec. 31, 2013 IPO [Member] Underwriters [Member]	Nov. 30, 2013 IPO [Member] Underwriters [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2013 Employee Shares Incentive Plan ("the Plan") [Member] Employee Stock Option [Member]	Mar. 31, 2011 Preferred E shares [Member]
Stockholders Equity Note [Line Items]
Exercise of options, shares						613,340		1,064,689
Proceeds from stock issuance, IPO				$ 93,564
Sale of stock, price per share				$ 16.50
Shares issued during period, number of shares				5,712,446	1,987,554					1,025,227
Shares issued, price per share				$ 16.50			$ 16.50
Underwriting discounts and commissions				7,306
Shares issued during period, total consideration	93,564									20,855
Other offering expense				3,506
Stock issuance costs										145
Options granted								5,978,099
Shares available for future grant									1,025,508
Number of shares purchasable by option.							1,155,000
Total value of options granted to underwriters.							1,054
Compensation expense related to issuance of warrants	273
Unrecognized compensation cost	50,271
Weighted-average period for unrecognized compensation cost to be recognized	4 years 5 months 5 days
Share-based compensation expenses related to shares purchased by related party			$ 4,058
Fair value of an ordinary share	$ 26.85